NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Aspire Biopharma Inc [Member]
NOTES PAYABLE

NOTE 6 - NOTES PAYABLE

On September 27, 2024, to formalize the related party working capital advances in Note 4, the Company issued three non-convertible 20% OID notes payable to related parties for a total face value of $1,066,391. The notes were due the earlier of June 27, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The notes do not bear interest but have a 5% exit fee payable on maturity or repayment and had original issuance discounts totaling $213,278 and were unsecured.

On October 2, 2024, the Company issued one non-convertible 20% OID note payable to a related party for working capital for a total face value of $62,500. The note is due the earlier of July 2, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The note does not bear interest but has a 5% exit fee payable on maturity or repayment and had original issuance discounts totaling $12,500 and was unsecured.

On December 30, 2024, the Company issued one non-convertible 20% OID note payable for working capital to a related party for a total face value of $40,625. The note is due the earlier of September 30, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The note does not bear interest but has a 5% exit fee payable on maturity or repayment and had original issuance discounts totaling $8,125 and was unsecured.

On December 31, 2024, the Company issued one non-convertible 20% OID note payable for working capital to a related party for a total face value of 279,878. The note is due the earlier of September 30, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The note does not bear interest but has a 5% exit fee payable on maturity or repayment and had original issuance discounts totaling $46,646 and were unsecured.

Parent Company [Member]
NOTES PAYABLE

NOTE 6. NOTES PAYABLE

As discussed in Note 5 above, on September 27, 2024, to formalize the related party working capital advances, Aspire Biopharma, Inc issued three non-convertible 20% original issues discount (“OID”) notes payable to related parties for a total face value of $1,066,391. The notes were due the earlier of June 27, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The notes do not bear interest but have a 5% exit fee payable on maturity or repayment and had original issuance discounts totaling $213,278 and were unsecured. For the three and six months ended June 30, 2025, total amortized debt discount of $68,733 and $139,052 was included in interest expense on the accompanying condensed consolidated income statement, respectively. Pursuant to the February 18, 2025, subordination agreement between two of note holder and Cobra Alternative Capital Strategies LLC, payments will not be made on the matured notes until full payment of the Cobra obligation (See Note 8). Pursuant to the Settlement Agreement (See Note 7), the third note was amended to extend the maturity date to September 10, 2025.

On October 2, 2024, the Company issued one non-convertible 20% OID note payable to a related party for working capital for a total face value of $62,500. The note is due the earlier of July 2, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The note does not bear interest but has a 5% exit fee payable on maturity or repayment and had original issuance discounts totaling $12,500 and was unsecured. For the three and six months ended June 30, 2025, total amortized debt discount of $4,121 and $8,379 was included in interest expense on the accompanying condensed consolidated income statement, respectively. Pursuant to the Settlement Agreement (See Note 7), the note was amended to extend the maturity date to September 10, 2025.

On December 30, 2024, the Company issued one non-convertible 20% OID note payable for working capital to a related party for a total face value of $40,625. The note is due the earlier of September 30, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The note does not bear interest but has a 5% exit fee payable on maturity or repayment and had original issuance discounts totaling $8,125 and was unsecured. For the three and six months ended June 30, 2025, total amortized debt discount of $2,709 and $5,388 was included in interest expense on the accompanying condensed consolidated income statement, respectively.

On December 31, 2024, the Company issued one non-convertible 20% OID note payable for working capital to a related party for a total face value of $279,878. The note is due the earlier of September 30, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The note does not bear interest but has a 5% exit fee payable on maturity or repayment and had original issuance discounts totaling $46,646 and were unsecured. For the three and six months ended June 30, 2025, total amortized debt discount of $15,550 and $27,170 was included in interest expense on the accompanying condensed consolidated income statement, respectively.

On January 22, 2025, the Company issued one non-convertible 20% OID note payable for working capital to a related party for a total face value of $31,250. The note is due the earlier of October 22, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The note does not bear interest but has a 5% exit fee payable on maturity or repayment and had original issuance discounts totaling $6,250 and were unsecured. For the three and six months ended June 30, 2025, total amortized debt discount of $2,084 and $3,641 was included in interest expense on the accompanying condensed consolidated income statement, respectively.

On February 13, 2025, the Company issued one non-convertible 20% OID note payable for working capital to a related party for a total face value of $31,250. The note is due the earlier of November 13, 2025 (9 months from issuance); or (ii) the date that the Company receives gross proceeds of at least $2,500,000 in an offering of its debt or equity securities (a “Qualified Offering”). The note does not bear interest but has a 5% exit fee payable on maturity or repayment and had original issuance discounts totaling $6,250 and were unsecured. For the three and six months ended June 30, 2025, total amortized debt discount of $2,084 and $3,137 was included in interest expense on the accompanying condensed consolidated income statement, respectively.

The following table reflects the outstanding balances of each note issuance at June 30, 2025 and December 31, 2024.

Issuance date	June 30, 2025	December 31, 2024
September 27, 2024	898,319	920,240
October 2, 2024	65,625	65,513
December 30, 2024	39,266	38,569
December 31, 2024	269,680	242,510
January 22, 2025	29,545	-
February 13, 2025	28,921	-
Total	1,331,356	1,266,832